Provisions - Breakdown for expense for defined contribution plans (Details) € in Thousands	12 Months Ended
Dec. 31, 2022 EUR (€)
Provisions
Defined contribution plans of the Company	€ 134
Employer contributions to statutory pension scheme	11,710
Total expense recognized for defined contribution plans	€ 11,844